Shareholders' Equity (Narrative) (Details) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	May. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) vote $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0
Common stock, shares issued		210,538,896	210,216,043	209,867,426	209,529,412
Common stock, shares outstanding		210,538,896	210,216,043	209,867,426	209,529,412
Common stock dividends declared | $		$ 0	$ 50,036	$ 50,036
Dividends payable | $			$ 12,509	$ 12,509
Salary period paid upon employee leaving		30 days
Class A Shares Of Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized		420,000,000	420,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0	$ 0		$ 0
Common stock, shares issued		130,538,896	130,216,043	129,867,426	129,529,412
Common stock, shares outstanding		130,538,896	130,216,043	129,867,426	129,529,412
Shares issued during the period		322,853	348,617	338,014
Number of votes per share (in votes) | vote		1
Class B Shares Of Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized		80,000,000	80,000,000	80,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0	$ 0
Common stock, shares issued		80,000,000	80,000,000	80,000,000	80,000,000
Common stock, shares outstanding		80,000,000	80,000,000	80,000,000	80,000,000
Number of votes per share (in votes) | vote		5
2011 Equity Incentive Plan [Member] | Restricted Share Units [Member]
Class of Stock [Line Items]
Dividends | $	$ 382